Fixed Assets (Details 1) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Fixed Assets (Details)
Software costs capitalized	$ 3,737,000	$ 2,797,000
Software costs amortized	(904,000)	(190,000)
Software costs, Net	$ 2,833,000	$ 2,607,000